Revenues - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Percentage from maximum tariff per traffic unit by the mexican airports	82.90%	92.50%	96.00%
Improvements to concession assets	$ 8,882,633	$ 6,832,541	$ 7,791,320
Goods or Services Transferred at Point in Time [Member]
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Revenue	22,559,719	18,863,430	19,115,716
Goods or Services Transferred Over Time [Member]
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Revenue	$ 9,966,188	$ 7,918,404	$ 6,317,108